First Trust Dorsey Wright Tactical Core Portfolio Average Annual Total Returns			12 Months Ended	29 Months Ended	32 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended	122 Months Ended	140 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
40/60 Broad Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.70%			8.47%		9.78%	9.50%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%			(0.36%)		2.01%	1.91%	2.02%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	21.05%	23.14%	14.42%	18.63%	14.82%	14.41%
I
Prospectus [Line Items]
Average Annual Return, Percent			9.69%			5.34%		6.63%	6.46%
Performance Inception Date		Oct. 30, 2015

[1]	The Broad Blended Benchmark return is split between the Bloomberg U.S. Aggregate Bond Index (40%) and the S&P 500® Index (60%).